CONTINGENT CONSIDERATION - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Contingent consideration	$ 7,260	$ 10,698	$ 16,667